ACQUISITIONS - Sarif Biomedical (Details) - Sarif Biomedical, LLC		1 Months Ended	12 Months Ended
	May 02, 2014 USD ($) payment	Sep. 30, 2014 USD ($)	Dec. 31, 2016 USD ($)
Acquisitions
Ownership Interest Controlling Owners	100.00%
Number of cash payments made | payment	2
Consideration paid	$ 550,000		$ 552,024
Maximum possible amount of future payments	250,000,000
Promissory note issued	250,000
Promissory note amount upon late payment	$ 300,000
Payment agreement to extend maturity date		$ 26,250
Note term		30 days